SCHEDULE OF ACQUISITION OF CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - Seamless Group Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Revenue	$ 24,110,787	$ 27,165,419	$ 53,255,361	$ 55,500,917
Dynamic Indonesia Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Revenue			14,211,091	10,110,839
Loss after tax			$ (836,874)	$ (498,424)